Deferred tax assets and liabilities that were directly charged or credited to equity (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
OCI
Beginning balance	[1]	₩ (963,126)	₩ (77,934)
Changes		68,415	(505,955)
Ending balance		(894,711)	(583,889)
Tax effect
Beginning balance		156,381	(24,649)
Changes		(14,891)	78,804
Ending balance		141,490	54,155
Gain (loss) on valuation of financial assets measured at FVOCI
OCI
Beginning balance	[1]	(255,593)
Changes		267,306
Ending balance		11,713
Tax effect
Beginning balance		76,124
Changes		(84,878)
Ending balance		(8,754)
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk
OCI
Beginning balance	[1]	(2,141)
Changes		2,376
Ending balance		235
Tax effect
Beginning balance		588
Changes		(653)
Ending balance		(65)
Gain (loss) on valuation of available-for-sale financial assets
OCI
Beginning balance	[1]		524,335
Changes			(432,461)
Ending balance			91,874
Tax effect
Beginning balance			(130,153)
Changes			110,405
Ending balance			(19,748)
Foreign currency translation adjustments for foreign operations
OCI
Beginning balance	[1]	(317,264)	(141,815)
Changes		10,498	(178,244)
Ending balance		(306,766)	(320,059)
Tax effect
Beginning balance		(25,054)	(9,910)
Changes		9,967	(15,230)
Ending balance		(15,087)	(25,140)
Gain (loss) on cash flow hedge
OCI
Beginning balance	[1]	7,286	(17,763)
Changes		(31,771)	21,128
Ending balance		(24,485)	3,365
Tax effect
Beginning balance		(4,845)	4,299
Changes		11,578	(5,224)
Ending balance		6,733	(925)
Equity in other comprehensive income of associates
OCI
Beginning balance	[1]	(5,868)	22,559
Changes		10,825	(25,300)
Ending balance		4,957	(2,741)
Tax effect
Beginning balance		3,306	(1,301)
Changes		(3,380)	3,748
Ending balance		(74)	2,447
The accumulated other comprehensive income in separate account
OCI
Beginning balance	[1]	(6,295)	5,891
Changes		11,967	(12,529)
Ending balance		5,672	(6,638)
Tax effect
Beginning balance		1,731	(1,425)
Changes		(3,291)	3,251
Ending balance		(1,560)	1,826
Remeasurements of the defined benefit liability
OCI
Beginning balance	[1]	(349,538)	(471,141)
Changes		(127,844)	121,451
Ending balance		(477,382)	(349,690)
Tax effect
Beginning balance		95,543	113,841
Changes		35,157	(18,146)
Ending balance		130,700	₩ 95,695
Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)
OCI
Beginning balance	[1]	(33,713)
Changes		(74,942)
Ending balance		(108,655)
Tax effect
Beginning balance		8,988
Changes		20,609
Ending balance		₩ 29,597

[1]	Changes in the scope of application of IFRS 9 and 15 have been reflected.